Operating Expenses (Details) - Schedule of operating expenses - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating expenses [Abstract]
Compensation and employee benefits	[1]	$ 89,882	$ 87,943	$ 98,350
Other operating expenses	[2]	57,622	40,332	45,596
Cost of sales	[3]	33,370	37,224	41,881
Operating expenses		$ 180,874	$ 165,499	$ 185,827

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the year ended December 31, 2020 included $1.9 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2019 - $1.7 million).
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.